INVENTORIES, NET - Schedule of inventories net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Merchandise and packing materials	¥ 145,773	¥ 428,763
Less: inventory write-downs	(10,528)	(441)
Inventories, net	¥ 135,245	¥ 428,322	$ 20,727